Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	FIRST DATA CORP
Entity Central Index Key	0000883980
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false